Derivatives - Derivatives that do not qualify for hedge accounting under GAAP included in the Balance Sheet at fair value (Details) - Not designated as hedging instrument - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 785	$ 578
Derivative liability, at fair value	2,546	1,767
MBS with embedded derivatives | Fixed maturities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	80	82
Public company warrants | Equity securities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	4	4
Fixed-indexed annuities (embedded derivative) | Annuity benefits accumulated
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	2,542	1,759
Equity index call options | Equity options — fixed-indexed annuities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	701	492
Reinsurance contract (embedded derivative) | Other liabilities
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 4	$ 8